Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 30,928	$ 24,278
Less: accumulated depreciation	(4,046)
Total property and equipment, net	$ 26,882	$ 24,278